COMMON STOCK AND WARRANTS (Details)	Dec. 31, 2022 shares
Equity [Abstract]
Warrants	21,145,000
Options and RSUs under employee stock plans	12,079,924
Future grants	2,742,509
Convertible Notes	4,680,500
Total Common Stock reserved for future issuance	40,647,933